Schedule of investments
Delaware Ivy International Core Equity Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.31%Δ
Australia − 1.46%
Newcrest Mining	1,381,518	$ 19,414,119
		19,414,119
Austria − 1.01%
Mondi	787,425	13,417,840
		13,417,840
Brazil − 3.24%
Banco do Brasil	3,459,647	22,757,430
MercadoLibre †	23,986	20,297,913
		43,055,343
Canada − 5.87%
Canadian Pacific Railway	345,241	25,740,088
Dollarama	463,861	27,129,359
Suncor Energy	793,989	25,185,988
		78,055,435
China − 11.86%
China Mengniu Dairy †	5,342,000	24,227,533
H World Group ADR	703,884	29,858,759
JD.com ADR	329,287	18,482,879
Li Ning	2,643,000	22,940,798
Prosus	261,046	18,009,695
SITC International Holdings	3,546,000	7,886,613
Tencent Holdings	288,800	12,357,929
ZTO Express Cayman ADR *	892,771	23,988,757
		157,752,963
Denmark − 4.71%
Ambu Class B *, †	756,934	9,697,577
AP Moller - Maersk Class A	3,140	6,947,342
AP Moller - Maersk Class B	5,610	12,614,182
Genmab †	78,938	33,419,223
		62,678,324
France − 13.76%
Airbus	234,512	27,869,725
BNP Paribas	429,380	24,475,288
Capgemini	73,575	12,282,366
L'Oreal	19,332	6,903,498
LVMH Moet Hennessy Louis Vuitton	36,899	26,855,054
Thales	202,511	25,861,603
TotalEnergies *	532,081	33,405,052
Vinci	254,336	25,398,573
		183,051,159
Germany − 11.42%
adidas AG	98,271	13,408,052
Bayer	470,391	24,333,089
Deutsche Telekom	1,478,306	29,493,753
HeidelbergCement	291,405	16,619,869
HelloFresh †	481,727	10,586,596
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
RWE	651,721	$ 29,014,629
SAP	122,188	12,607,440
Siemens	114,408	15,876,757
		151,940,185
Hong Kong − 1.81%
Prudential	1,767,135	24,087,660
		24,087,660
India − 3.59%
Axis Bank	2,501,662	28,235,548
NTPC	9,720,053	19,556,423
		47,791,971
Japan − 10.20%
Asahi Group Holdings	422,000	13,244,575
Inpex *	1,913,000	20,348,583
Nippon Telegraph & Telephone	439,700	12,604,019
ORIX	1,100,209	17,759,774
Seven & i Holdings	565,900	24,405,623
Subaru	1,038,749	16,047,421
Tokio Marine Holdings	1,455,153	31,350,542
		135,760,537
Netherlands − 5.00%
ASML Holding	24,050	12,969,990
ING Groep	1,981,308	24,152,708
Shell	1,038,054	29,424,176
		66,546,874
Norway − 1.02%
DNB Bank	686,182	13,619,559
		13,619,559
Republic of Korea − 3.67%
LG	376,882	23,336,585
Samsung Electronics	581,755	25,535,114
		48,871,699
Spain − 1.79%
Banco Bilbao Vizcaya Argentaria	3,960,630	23,886,224
		23,886,224
Switzerland − 1.55%
Alcon	300,356	20,589,404
		20,589,404
Taiwan − 1.91%
Taiwan Semiconductor Manufacturing	1,741,000	25,405,102
		25,405,102
United Kingdom − 8.26%
AstraZeneca	110,847	15,033,071
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Schedule of investments
Delaware Ivy International Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
AstraZeneca ADR	362,703	$ 24,591,263
Haleon †	3,850,915	15,239,988
HSBC Holdings	4,718,823	29,419,762
Reckitt Benckiser Group	368,856	25,658,724
		109,942,808
United States − 5.18%
Roche Holding	15,024	4,720,134
Schlumberger	545,828	29,179,965
Seagate Technology Holdings	261,213	13,742,416
Stellantis	1,497,357	21,269,764
		68,912,279
Total Common Stocks (cost $1,243,280,011)		1,294,779,485

Short-Term Investments – 0.09%
Money Market Mutual Funds – 0.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	295,661	295,661
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	295,661	295,661
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	295,661	295,661
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	295,661	295,661
Total Short-Term Investments (cost $1,182,644)		1,182,644
Total Value of Securities Before Securities Lending Collateral−97.40% (cost $1,244,462,655)		1,295,962,129

	Number ofshares	Value (US $)
Securities Lending Collateral – 1.36%
Money Market Mutual Fund − 1.36%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	18,167,099	$ 18,167,099
Total Securities Lending Collateral (cost $18,167,099)		18,167,099
Total Value of Securities−98.76% (cost $1,262,629,754)		1,314,129,228■
Obligation to Return Securities Lending Collateral — (1.37%)	(18,167,099)
Receivables and Other Assets Net of Liabilities — 2.61%	34,666,145
Net Assets Applicable to 76,140,622 Shares Outstanding — 100.00%	$1,330,628,274
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $63,177,058 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $48,222,665.

2    NQ-IV961 [12/22] 2/23 (2747707)

(Unaudited)
 The following foreign currency exchange contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CHF	(4,278,100)	USD	4,620,777	1/3/23	$(7,935)
BNYM	CHF	(4,257,033)	USD	4,595,391	1/4/23	(11,021)
BNYM	KRW	(2,147,483,648)	USD	8,349,435	1/3/23	(51,799)
Total Foreign Currency Exchange Contracts						$(70,755)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
Summary of currencies:
CHF – Swiss Franc
KRW – South Korean Won
USD – US Dollar
NQ-IV961 [12/22] 2/23 (2747707)    3